Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year	$ 111.5
Leases recognised on adoption of IFRS 16 (refer note 41)					$ 209.6
Interest expense	(18.6)	$ (0.2)		$ 0.0
Balance at the end of the year	447.4	111.5
Non-current portion of lease liability	287.7	80.1	[1]			$ 0.0
Future minimum lease payments	447.4	111.5
Interest	114.5	22.9
Present value of minimum lease payments	332.9	88.6
Gruyere power purchase agreement [member]
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year	88.6
Leases recognised on adoption of IFRS 16 (refer note 41)	209.6
Additions1	67.3	96.2
Remeasurements of leases during the year2	5.9
Interest expense	18.6	0.2
Repayments	(56.9)	(2.5)
Translation adjustment	(0.2)	(5.3)
Balance at the end of the year	332.9	88.6
Current portion of lease liability	(45.2)	(8.5)
Non-current portion of lease liability	287.7	80.1
Within one year [member]
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year	11.6
Balance at the end of the year	63.9	11.6
Within one year [member] | Gruyere power purchase agreement [member]
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	63.9	11.6
Interest	18.7	3.1
Present value of minimum lease payments	45.2	8.5
Later than one years and not later than five years [member] | Gruyere power purchase agreement [member]
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	178.2	41.5
Interest	55.2	11.5
Present value of minimum lease payments	123.0	30.0
Later than five years [member]
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year	58.4
Balance at the end of the year	205.3	58.4
Later than five years [member] | Gruyere power purchase agreement [member]
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	205.3	58.4
Interest	40.6	8.3
Present value of minimum lease payments	$ 164.7	$ 50.1

[1]	Refer note 42.